Note 10 - Commitments and Contingencies (Details) - Summary of Future Minimum Rental Payments for Operating Leases - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Summary of Future Minimum Rental Payments for Operating Leases [Abstract]
2015	$ 629,310
2016	1,242,706	$ 465,404
2017	1,101,769	440,212
2018	580,604	293,812
2019	247,301	154,055
Thereafter	104,961
Total	$ 3,906,651	$ 1,798,229